Income Taxes (Tables) (OWP Ventures, Inc.) - OWP Ventures, Inc. [Member]	9 Months Ended
Dec. 31, 2018
Schedule of Effective Income Tax Rate

The effective income tax rate for the year ended December 31, 2018 consisted of the following:

December 31,
2018
Federal statutory income tax rate	21%
State income taxes	-%
Change in valuation allowance	(21)%
Net effective income tax rate	-

Schedule of Components of Deferred Tax Asset

The components of the Company’s deferred tax asset are as follows:

December 31,
2018
Deferred tax assets:
Net operating loss carry forwards	$1,506,000

Net deferred tax assets before valuation allowance	$316,260
Less: Valuation allowance	(316,260)
Net deferred tax assets	$-